Intangible Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

(U.S. Dollars in thousands)	Above market time charter Tordis Knutsen	Above market time charter Vigdis Knutsen	Total intangibles
Intangibles, December 31, 2015	$—	$—	$—

Additions	—	—	—
Amortization for the year	—	—	—

Intangibles, December 31, 2016	$—	$—	$—

Additions	1,468	1,458	2,926
Amortization for the year	(253)	(176)	(429)

Intangibles, December 31, 2017	$1,215	$1,282	$2,497

Summary of Estimated Future Amortization of Intangible Assets	The estimated future amortization of intangible assets at December 31, 2017 is as follows:

(U.S. Dollars in thousands)
2018	$606
2019	606
2020	606
2021	605
2022	74

Total	$2,497

Schedule of Contract Liabilities

The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight line basis over the 12 years’ contract period that expires in March 2023 and August 2023, respectively.

(U.S. Dollars in thousands)	Balance as of December 31, 2015	Amortization for the year ended December 31, 2016	Balance as of December 31, 2016	Amortization for the year ended December 31, 2017	Balance as of December 31, 2017
Contract liabilities:
Unfavorable contract rights	$(11,275)	$1,518	$(9,757)	$1,518	$(8,239)

Total amortization income		$1,518		$1,518

Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues on Consolidated Combined Carve-Out Income Statement for Next Five Years

The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)	2018	2019	2020	2021	2022 and thereafter
Contract liabilities:
Unfavorable contract rights	$(1,518)	$(1,518)	$(1,518)	$(1,518)	$(2,167)